FINANCE INCOME / EXPENSE (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Interest gain		$ 479	$ 60	$ 8
Gain arising for held-for-trading investments		923	3,619	13,453
Gain arising for held-to-maturity investments		0	0	4,941
Gain arising for available-for-sale investments		240	6,325	0
Foreign exchange gain		6,314	6,211	9,153
Subtotal		7,956	16,215	27,555
Finance expense
Interest expense on borrowings		(95)	(41)	(108)
Loss arising for held-for-trading investments		(620)	(2,966)	0
Foreign exchange loss	$ (4,967)	(9,043)	(14,831)	(19,289)
Other interest		(788)	(776)	(888)
Other		(490)	(613)	(667)
Subtotal		(11,036)	(19,227)	(20,952)
Finance (expense) income, net		(3,080)	(3,012)	6,603
Other comprehensive income, net of tax, available-for-sale financial assets		$ 27	$ 52	$ (52)